Tax Effects of Temporary Differences to Deferred Tax Assets and Deferred Tax Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Inventories	¥ 12,988	¥ 13,040
Accrued business tax	4,448	4,754
Accrued pension and severance cost	59,964	86,442
Research and development - costs capitalized for tax purposes	10,978	12,658
Property, plant and equipment	26,626	28,780
Accrued expenses	37,153	36,528
Net operating losses carried forward	38,439	32,494
Other	44,482	41,366
Deferred Tax Assets, Gross, Total	235,078	256,062
Less valuation allowance	(35,055)	(32,167)
Total deferred tax assets	200,023	223,895
Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(10,876)	(8,235)
Net unrealized gains on securities	(5,740)	(2,437)
Tax deductible reserve	(6,160)	(6,417)
Financing lease revenue	(50,605)	(41,417)
Prepaid pension and severance cost	(671)	(1,073)
Other	(27,280)	(27,398)
Total deferred tax liabilities	(101,332)	(86,977)
Net deferred tax assets	¥ 98,691	¥ 136,918